Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2009	$ 572,246	$ 4,965	$ 174,188		$ 12,584	$ 380,509
Balance (in shares) at Dec. 31, 2009		59,007,565
Comprehensive Income:
Net income	87,071					87,071
Currency translation adjustment	(9,701)				(9,701)
Currency impact on long-term funding	(1,080)				(1,080)
Tax on currency impact of long term funding	(198)				(198)
Actuarial gain (loss) on defined benefit pension plan	(1,209)				(1,209)
Total comprehensive income	74,883
Exercise of share options (in shares)	1,237,015	1,237,015
Exercise of share options	13,168	98	13,070
Issue of restricted share units		2,512
Share based compensation expense	7,408		7,408
Share issue costs	(51)		(51)
Excess tax benefit on exercise of options	2,345		2,345
Balance at Dec. 31, 2010	669,999	5,063	196,960		396	467,580
Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	22,880					22,880
Currency translation adjustment	(11,347)				(11,347)
Currency impact on long-term funding	(802)				(802)
Tax on currency impact of long term funding	294				294
Unrealized capital loss/gain - investments	(622)				(622)
Actuarial gain (loss) on defined benefit pension plan	(4,365)				(4,365)
Total comprehensive income	6,038
Exercise of share options (in shares)	430,340	430,340
Exercise of share options	4,665	36	4,629
Issue of restricted share units		3,768
Share based compensation expense	9,355		9,355
Share issue costs	(76)		(76)
Repurchase of ordinary shares (in shares)	(545,597)	(545,597)
Repurchase of ordinary shares	(9,005)	(44)		44		(9,005)
Share repurchase costs	(113)					(113)
Excess tax benefit on exercise of options	681		681
Balance at Dec. 31, 2011	681,544	5,055	211,549	44	(16,446)	481,342
Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	55,420					55,420
Currency translation adjustment	4,494				4,494
Currency impact on long-term funding	1,982				1,982
Tax on currency impact of long term funding	(356)				(356)
Unrealized capital loss/gain - investments	861				861
Actuarial gain (loss) on defined benefit pension plan	689				689
Total comprehensive income	63,090
Exercise of share options (in shares)	890,236	890,236
Exercise of share options	13,015	68	12,947
Share based compensation expense	11,521		11,521
Share issue costs	(74)		(74)
Repurchase of ordinary shares (in shares)	(738,341)	(738,341)
Repurchase of ordinary shares	(15,605)	(56)		56		(15,605)
Share repurchase costs	(190)					(190)
Excess tax benefit on exercise of options	1,274		1,274
Balance at Dec. 31, 2012	$ 754,575	$ 5,067	$ 237,217	$ 100	$ (8,776)	$ 520,967
Balance (in shares) at Dec. 31, 2012		60,287,498